Financial Instruments and Financial Risk Management - Schedule of Net Exposure to Currency Risk through Assets and Liabilities (Details)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	$ 61,285,000				$ 7,389,000			$ 23,166,000	$ 27,806,000
Other long-term assets	1,170,000				411,000
Accounts payable and accrued liabilities	(22,808,000)				(31,855,000)
Lease liabilities	(38,237,000)			$ (42,701,000)
Other long-term liabilities	(285,000)				(5,695,000)
Finance lease obligations					(818,000)
Long-term debt	(8,669,000)				(122,593,000)
Currency Risk | Exposure in US Dollars
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	33,883,273		$ 26,032,017		3,544,145		$ 2,600,253
Accounts receivable	207,741		159,604		3,705,326		2,718,508
Other long-term assets	59,129		45,428		69,686		51,127
Accounts payable and accrued liabilities	(9,383,969)		(7,209,564)		(12,276,044)		(9,006,635)
Lease liabilities	(29,140,152)		(22,426,384)
Other long-term liabilities					(4,261,387)		(3,126,476)
Finance lease obligations					(818,719)		(600,674)
Long-term debt					(111,223,000)		(81,601,614)
Net exposure	(4,373,978)		$ (3,398,899)		(121,259,993)		$ (88,965,511)
Currency Risk | Exposure in GBP
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash and cash equivalents	480,233	£ 279,840			1,266,596	£ 729,732
Accounts receivable	1,223,713	713,078			11,867,272	6,837,168
Income tax receivable	9,214,542	5,369,467
Accounts payable and accrued liabilities	(1,667,642)	(971,763)			(2,664,485)	(1,535,107)
Lease liabilities	(601,979)	(350,783)
Net exposure	$ 8,648,867	£ 5,039,839			$ 10,469,383	£ 6,031,793